Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Previously Reported [Member] Common Stock [Member]	Previously Reported [Member] Additional Paid-in Capital [Member]	Previously Reported [Member] Retained Earnings [Member]	Previously Reported [Member] AOCI Attributable to Parent [Member]	Previously Reported [Member] Treasury Stock, Common [Member]	Previously Reported [Member] Noncontrolling Interest [Member]	Previously Reported [Member]	Revision of Prior Period, Change in Accounting Principle, Adjustment [Member] Common Stock [Member]	Revision of Prior Period, Change in Accounting Principle, Adjustment [Member] Additional Paid-in Capital [Member]	Revision of Prior Period, Change in Accounting Principle, Adjustment [Member] Retained Earnings [Member]	Revision of Prior Period, Change in Accounting Principle, Adjustment [Member] AOCI Attributable to Parent [Member]	Revision of Prior Period, Change in Accounting Principle, Adjustment [Member] Treasury Stock, Common [Member]	Revision of Prior Period, Change in Accounting Principle, Adjustment [Member] Noncontrolling Interest [Member]	Revision of Prior Period, Change in Accounting Principle, Adjustment [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Common Stock [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Additional Paid-in Capital [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Retained Earnings [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] AOCI Attributable to Parent [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Treasury Stock, Common [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Noncontrolling Interest [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock, Common [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2021	$ 2,160	$ 1,835	$ 57,511	$ 922	$ (7,246)	$ 0	$ 55,182	$ 0	$ 0	$ 0	$ 0	$ 0	$ (2,071)	$ (2,071)								$ 2,160	$ 1,835	$ 57,511	$ 922	$ (7,246)	$ (2,071)	$ 53,111
Net income																						0	0	5,983	0	0	0	5,983
Other comprehensive income (loss)																						0	0	0	(8,108)	0	0	(8,108)
Change related to ESOP shares																						0	0	0	0	0	7	7
Purchase of treasury stock																						0	0	0	0	(800)	0	(800)
Sale of treasury stock																						0	56	0	0	221	0	277
Cash dividends declared																						0	0	(2,564)	0	0	0	(2,564)
Balance (Accounting Standards Update 2016-13 [Member]) at Dec. 31, 2022															$ 0	$ 0	$ (241)	$ 0	$ 0	$ 0	$ (241)
Balance at Dec. 31, 2022																						2,160	1,891	60,930	(7,186)	(7,825)	(2,064)	47,906
Net income																						0	0	3,564	0	0	0	3,564
Other comprehensive income (loss)																						0	0	0	(368)	0	0	(368)
Change related to ESOP shares																						0	0	0	0	0	279	279
Cash dividends declared																						0	0	(1,298)	0	0	0	(1,298)
Balance at Sep. 30, 2023																						2,160	1,891	62,955	(7,554)	(7,825)	(1,785)	49,842
Balance (Accounting Standards Update 2016-13 [Member]) at Dec. 31, 2022															$ 0	$ 0	$ (241)	$ 0	$ 0	$ 0	$ (241)
Balance at Dec. 31, 2022																						2,160	1,891	60,930	(7,186)	(7,825)	(2,064)	47,906
Net income																						0	0	4,153	0	0	0	4,153
Other comprehensive income (loss)																						0	0	0	3,417	0	0	3,417
Change related to ESOP shares																						0	0	0	0	0	300	300
Sale of treasury stock																						0	8	0	0	94	0	102
Cash dividends declared																						0	0	(2,615)	0	0	0	(2,615)
Balance at Dec. 31, 2023																						2,160	1,899	62,227	(3,769)	(7,731)	(1,764)	53,022
Net income																						0	0	4,060	0	0	0	4,060
Other comprehensive income (loss)																						0	0	0	677	0	0	677
Change related to ESOP shares																						0	0	0	0	0	(188)	(188)
Cash dividends declared																						0	0	(1,338)	0	0	0	(1,338)
Balance at Sep. 30, 2024																						$ 2,160	$ 1,899	$ 64,949	$ (3,092)	$ (7,731)	$ (1,952)	$ 56,233